Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated May 20, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Cohen & Steers REIT ETF (ICF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
This Supplement outlines changes for the Fund, which are expected to be implemented on or around May 20, 2024.
Change to the Fund’s “Principal Investment Strategies”
The first paragraph of the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of up to 30 relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry, as determined by Cohen & Steers Capital Management, Inc. (the “Index Provider” or “Cohen & Steers”). REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, capital structure, and property sector and geographic diversification. Constituents also must meet minimum market capitalization and trading volume requirements. The Underlying Index is weighted according to the total free float adjusted market value of each constituent’s outstanding shares and is adjusted quarterly so that no constituent represents more than 8% of the Underlying Index. Additionally, at the quarterly rebalance, the Underlying Index uses a capping methodology to cap at 45% the aggregate weight of all constituents that individually exceed 4.5% of the index weight. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. As of April 30, 2024, a significant portion of the Underlying Index is represented by REITs. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Cohen & Steers REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated May 20, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Cohen & Steers REIT ETF (ICF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
This Supplement outlines changes for the Fund, which are expected to be implemented on or around May 20, 2024.
Change to the Fund’s “Principal Investment Strategies”
The first paragraph of the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of up to 30 relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry, as determined by Cohen & Steers Capital Management, Inc. (the “Index Provider” or “Cohen & Steers”). REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, capital structure, and property sector and geographic diversification. Constituents also must meet minimum market capitalization and trading volume requirements. The Underlying Index is weighted according to the total free float adjusted market value of each constituent’s outstanding shares and is adjusted quarterly so that no constituent represents more than 8% of the Underlying Index. Additionally, at the quarterly rebalance, the Underlying Index uses a capping methodology to cap at 45% the aggregate weight of all constituents that individually exceed 4.5% of the index weight. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. As of April 30, 2024, a significant portion of the Underlying Index is represented by REITs. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.